Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in one or more Central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds, and Fidelity exchange-traded funds (collectively, underlying funds). Fidelity uses Central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a Central fund that buys bonds. Fidelity generally does not charge any management fees for Central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through underlying funds, make investments that do not fall into any of the three asset classes.
The Adviser regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.
Stock Class
The fund invests in stocks mainly by investing in one or more U.S. underlying funds.
The underlying funds are managed against one or more U.S. benchmarks, but are not limited to U.S. stocks, and the underlying fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.
The fund invests in stocks also by investing in one or more international underlying funds, which are managed in an effort to outperform foreign stock markets. The Adviser decides what portion of the fund's assets to allocate to international underlying funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.
Bond Class
The fund invests in bonds mainly by investing in underlying funds that focus on particular types of fixed-income securities, including investment-grade bonds, floating rate loans and other floating rate securities, emerging markets debt securities, and inflation-protected securities.
Short-Term/Money Market Class
The fund invests in short-term and money market instruments mainly by investing in underlying funds that focus on particular types of fixed-income securities maturing in one year or less.
Although the underlying funds are categorized generally as stock, bond, and short-term/money market funds, many of the underlying funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Underlying funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information replaces similar information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset classes discussed above.
VAMG-INV-PSTK-1124-111 1.918619.111	November 29, 2024
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in one or more Central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds, and Fidelity exchange-traded funds (collectively, underlying funds). Fidelity uses Central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a Central fund that buys bonds. Fidelity generally does not charge any management fees for Central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through underlying funds, make investments that do not fall into any of the three asset classes.
The Adviser regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.
Stock Class
The fund invests in stocks mainly by investing in one or more U.S. underlying funds.
The underlying funds are managed against one or more U.S. benchmarks, but are not limited to U.S. stocks, and the underlying fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.
The fund invests in stocks also by investing in one or more international underlying funds, which are managed in an effort to outperform foreign stock markets. The Adviser decides what portion of the fund's assets to allocate to international underlying funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.
Bond Class
The fund invests in bonds mainly by investing in underlying funds that focus on particular types of fixed-income securities, including investment-grade bonds, floating rate loans and other floating rate securities, emerging markets debt securities, and inflation-protected securities.
Short-Term/Money Market Class
The fund invests in short-term and money market instruments mainly by investing in underlying funds that focus on particular types of fixed-income securities maturing in one year or less.
Although the underlying funds are categorized generally as stock, bond, and short-term/money market funds, many of the underlying funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Underlying funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information replaces similar information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset classes discussed above.
VAMG-PSTK-1124-121 1.797980.121	November 29, 2024
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in one or more Central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds, and Fidelity exchange-traded funds (collectively, underlying funds). Fidelity uses Central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a Central fund that buys bonds. Fidelity generally does not charge any management fees for Central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through underlying funds, make investments that do not fall into any of the three asset classes.
The Adviser regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.
Stock Class
The fund invests in stocks mainly by investing in one or more U.S. underlying funds.
The underlying funds are managed against one or more U.S. benchmarks, but are not limited to U.S. stocks, and the underlying fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.
The fund invests in stocks also by investing in one or more international underlying funds, which are managed in an effort to outperform foreign stock markets. The Adviser decides what portion of the fund's assets to allocate to international underlying funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.
Bond Class
The fund invests in bonds mainly by investing in underlying funds that focus on particular types of fixed-income securities, including investment-grade bonds, floating rate loans and other floating rate securities, emerging markets debt securities, and inflation-protected securities.
Short-Term/Money Market Class
The fund invests in short-term and money market instruments mainly by investing in underlying funds that focus on particular types of fixed-income securities maturing in one year or less.
Although the underlying funds are categorized generally as stock, bond, and short-term/money market funds, many of the underlying funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Underlying funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information replaces similar information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset classes discussed above.
VAM-INV-PSTK-1124-112 1.917779.112	November 29, 2024
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in one or more Central funds, which are specialized Fidelity investment vehicles designed to be used by Fidelity funds, and Fidelity exchange-traded funds (collectively, underlying funds). Fidelity uses Central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a Central fund that buys bonds. Fidelity generally does not charge any management fees for Central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through underlying funds, make investments that do not fall into any of the three asset classes.
The Adviser regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. The Adviser will not try to pinpoint the precise moment when a major reallocation should be made.
Stock Class
The fund invests in stocks mainly by investing in one or more U.S. underlying funds.
The underlying funds are managed against one or more U.S. benchmarks, but are not limited to U.S. stocks, and the underlying fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.
The fund invests in stocks also by investing in one or more international underlying funds, which are managed in an effort to outperform foreign stock markets. The Adviser decides what portion of the fund's assets to allocate to international underlying funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.
Bond Class
The fund invests in bonds mainly by investing in underlying funds that focus on particular types of fixed-income securities, including investment-grade bonds, floating rate loans and other floating rate securities, emerging markets debt securities, and inflation-protected securities.
Short-Term/Money Market Class
The fund invests in short-term and money market instruments mainly by investing in underlying funds that focus on particular types of fixed-income securities maturing in one year or less.
Although the underlying funds are categorized generally as stock, bond, and short-term/money market funds, many of the underlying funds may invest in a mix of securities of foreign (including emerging markets) and domestic issuers, investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other securities, and may engage in transactions that have a leveraging effect, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options (including options on futures and swaps), and futures contracts - and forward-settling securities. Underlying funds may also focus on other types of securities, including commodity-linked derivative instruments such as commodity-linked notes and commodity futures and swaps. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.
The following information supplements information found in the "Investment Details" section under the "Principal Investment Risks" heading.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
The following information replaces similar information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The Adviser may also invest in unaffiliated exchange traded funds (ETFs), consistent with the asset classes discussed above.
VAM-PSTK-1124-122 1.797978.122	November 29, 2024